Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	May 01, 2022 USD ($)
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 38,979,600	$ 247,427	¥ 6,351,818
Less: Allowance for expected credit loss
Add: Consumption tax receivable	1,732,329	10,996	24,583,098
Accounts receivable, net	¥ 40,711,929	$ 258,423	¥ 30,934,916